UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIOS OF INVESTMENTS
3RD QUARTER
USAA TOTAL RETURN STRATEGY FUND(R)
SEPTEMBER 30, 2012

                                                                      (Form N-Q)

48705-1112                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
September 30, 2012 (unaudited)

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (97.9%)

              COMMON STOCKS (17.9%)

              CONSUMER DISCRETIONARY (3.6%)
              -----------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (2.1%)
    17,000    Burberry Group plc ADR                                                      $       552
   123,000    Cie Financiere Richemont SA ADR                                                     736
    21,000    LVMH Moet Hennessy ADR                                                              631
    34,000    Swatch Group AG ADR                                                                 681
                                                                                          -----------
                                                                                                2,600
                                                                                          -----------
              AUTOMOBILE MANUFACTURERS (1.0%)
    24,000    BMW AG ADR                                                                          583
    14,000    Daimler AG ADR                                                                      683
                                                                                          -----------
                                                                                                1,266
                                                                                          -----------
              DEPARTMENT STORES (0.5%)
    43,000    PPR ADR(a)                                                                          660
                                                                                          -----------
              Total Consumer Discretionary                                                      4,526
                                                                                          -----------
              CONSUMER STAPLES (0.4%)
              -----------------------
              PACKAGED FOODS & MEAT (0.4%)
    30,000    Tyson Foods, Inc. "A"                                                               480
                                                                                          -----------
              ENERGY (6.4%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (6.4%)
    62,000    Encana Corp.                                                                      1,359
    17,000    EOG Resources, Inc.                                                               1,905
    26,000    EQT Corp.                                                                         1,534
    50,000    Southwestern Energy Co.*                                                          1,739
    65,000    Ultra Petroleum Corp.*                                                            1,428
                                                                                          -----------
              Total Energy                                                                      7,965
                                                                                          -----------
              FINANCIALS (0.4%)
              -----------------
              REITs - MORTGAGE (0.4%)
    15,000    American Capital Agency Corp.                                                       519
                                                                                          -----------
              MATERIALS (7.1%)
              ----------------
              GOLD (4.4%)
     5,500    Agnico-Eagle Mines Ltd.                                                             285
     9,600    Allied Nevada Gold Corp.*                                                           375
     9,200    AngloGold Ashanti Ltd. ADR                                                          323
     9,000    Barrick Gold Corp.                                                                  376
    29,200    Eldorado Gold Corp.                                                                 445
    13,400    Goldcorp, Inc.                                                                      614

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1  | USAA Total Return Strategy Fund
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
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
    20,200    IAMGOLD Corp.                                                               $        319
   123,747    iShares Gold Trust*                                                                2,137
    19,000    Kinross Gold Corp.                                                                   194
     3,300    Newmont Mining Corp.                                                                 185
    14,800    Yamana Gold, Inc.                                                                    283
                                                                                           -----------
                                                                                                 5,536
                                                                                           -----------
              PRECIOUS METALS & MINERALS (0.6%)
    17,400    Pan American Silver Corp.                                                            373
     9,300    Silver Wheaton Corp.                                                                 370
                                                                                           -----------
                                                                                                   743
                                                                                           -----------
              STEEL (2.1%)
   150,000    Vale S.A.                                                                          2,685
                                                                                           -----------
              Total Materials                                                                    8,964
                                                                                           -----------
              Total Common Stocks (cost: $19,851)                                               22,454
                                                                                           -----------
              EQUITY EXCHANGE-TRADED FUNDS (65.4%)
   163,000    Health Care Select Sector SPDR Fund                                                6,538
   270,000    iShares MSCI Germany Index Fund                                                    6,097
    34,000    iShares MSCI Indonesia Index Fund                                                  1,016
   416,000    iShares MSCI Italy Index Fund                                                      5,004
   150,000    iShares MSCI Russia Capped Index Fund                                              3,386
    60,000    iShares MSCI Spain Index Fund                                                      1,661
    36,000    iShares MSCI Turkey Index Fund                                                     2,012
    14,000    iShares Russell 1000 Value Index Fund                                              1,010
   105,000    iShares S&P MidCap 400 Index Fund                                                 10,361
   130,821    iShares S&P U.S. Preferred Stock Index Fund                                        5,215
   109,170    Market Vectors Junior Gold Miners ETF                                              2,699
    19,824    SPDR Gold Shares Trust*                                                            3,410
    41,000    Vanguard Dividend Appreciation ETF                                                 2,447
   100,000    Vanguard Energy ETF                                                               10,698
   180,000    Vanguard Information Technology ETF                                               13,212
   175,000    Vanguard MSCI Emerging Markets ETF                                                 7,306
                                                                                           -----------
              Total Equity Exchange-Traded Funds (cost: $77,585)                                82,072
                                                                                           -----------
              FIXED INCOME EXCHANGE-TRADED FUNDS (14.6%)
    28,571    iShares Barclays 1-3 Year Credit Bond Fund                                         3,022
    11,000    iShares Barclays 20 Year Treasury Bond Fund                                        1,367
    40,000    iShares Barclays 7-10 Year Treasury Bond Fund                                      4,338
    20,000    iShares Barclays MBS Bond Fund                                                     2,183
    60,880    iShares iBoxx Investment Grade Corporate Bond Fund                                 7,413
                                                                                           -----------
              Total Fixed Income Exchange-Traded Funds (cost: $17,796)                          18,323
                                                                                           -----------
              Total Equity Securities (cost: $115,232)                                         122,849
                                                                                           -----------
              MONEY MARKET INSTRUMENTS (2.0%)

              MONEY MARKET FUNDS (2.0%)
 2,542,345    State Street Institutional Liquid Reserve Fund, 0.21% (b)(cost: $2,542)           2,542
                                                                                          -----------

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                                                   Portfolio of Investments |  2

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
                                                                                               MARKET
                                                                                                VALUE
                                                                                                (000)
-----------------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS (COST: $117,774)                                          $   125,391
                                                                                          ===========

NUMBER
OF
CONTRACTS     SECURITY
-----------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.6%)
     1,970    Put - iShares MSCI EAFE Index expiring October 12, 2012 at 52               $       112
     1,300    Put - iShares MSCI EAFE Index expiring October 12, 2012 at 53                       121
     2,700    Put - iShares MSCI Emerging Markets Index expiring October 12, 2012 at 40            90
     1,200    Put - iShares MSCI Emerging Markets Index expiring October 12, 2012 at 41            73
       110    Put - Russell 2000 Index expiring October 12, 2012 at 800                            42
       325    Put - S&P 500 Index expiring October 12, 2012 at 1400                               263
                                                                                          -----------

              TOTAL PURCHASED OPTIONS (COST: $728)                                        $       701
                                                                                          ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES          OTHER          SIGNIFICANT
                                              IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                               MARKETS          OBSERVABLE           INPUTS
                                            FOR IDENTICAL         INPUTS
ASSETS                                          ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                             $     21,794        $       660       $         --     $   22,454
  Equity Exchange-Traded Funds                    82,072                 --                 --         82,072
  Fixed Income Exchange-Traded Funds              18,323                 --                 --         18,323
Money Market Instruments:
  Money Market Funds                               2,542                 --                 --          2,542
Purchased Options                                    701                 --                 --            701
-------------------------------------------------------------------------------------------------------------
Total                                       $    125,432        $       660       $         --     $  126,092
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through September 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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3  | USAA Total Return Strategy Fund
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NOTES TO PORTFOLIOS OF INVESTMENTS

September 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values

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4  | USAA Total Return Strategy Fund

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of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

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5  | USAA Total Return Strategy Fund

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Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

================================================================================

                                         Notes to Portfolios of Investments |  6

================================================================================

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

E. As of September 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2012, were $8,967,000 and $1,377,000, respectively, resulting in net unrealized appreciation of $7,590,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $125,458,000 at September 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 30.3% of net assets at September 30, 2012.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

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7  | USAA Total Return Strategy Fund

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PORTFOLIO ABBREVIATION AND DESCRIPTION

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at September 30, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Rate represents the money market fund annualized seven-day yield at September 30, 2012.
*   Non-income-producing security.

================================================================================

                                        Notes to Portfolios of Investments |  8

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     11/26/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.